Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	$ 58,640	$ 56,093
Gross unrealized gains on FVOCI securities	113	69
Gross unrealized losses on FVOCI securities	(403)	(585)
Financial assets measured at fair value through other comprehensive income	58,350	55,577
Unrealized gain losses on FVOCI securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	59,228	56,618
Gross unrealized gains on FVOCI securities	154	100
Gross unrealized losses on FVOCI securities	(437)	(619)
Financial assets measured at fair value through other comprehensive income	58,945	56,099
Unrealized gain losses on FVOCI securities [member] | Canadian federal government [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	12,103	10,646
Gross unrealized gains on FVOCI securities	33	10
Gross unrealized losses on FVOCI securities	(3)	(17)
Financial assets measured at fair value through other comprehensive income	12,133	10,639
Unrealized gain losses on FVOCI securities [member] | Other Canadian governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	16,857	17,494
Gross unrealized gains on FVOCI securities	42	32
Gross unrealized losses on FVOCI securities	(34)	(74)
Financial assets measured at fair value through other comprehensive income	16,865	17,452
Unrealized gain losses on FVOCI securities [member] | U.S. Treasury and agencies [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	15,039	12,305
Gross unrealized gains on FVOCI securities	12	5
Gross unrealized losses on FVOCI securities	(269)	(351)
Financial assets measured at fair value through other comprehensive income	14,782	11,959
Unrealized gain losses on FVOCI securities [member] | Other foreign governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	6,144	7,048
Gross unrealized gains on FVOCI securities	22	21
Gross unrealized losses on FVOCI securities	(19)	(31)
Financial assets measured at fair value through other comprehensive income	6,147	7,038
Unrealized gain losses on FVOCI securities [member] | Mortgage backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	1,124	1,202
Gross unrealized gains on FVOCI securities	1	1
Gross unrealized losses on FVOCI securities	(29)	(40)
Financial assets measured at fair value through other comprehensive income	1,096	1,163
Unrealized gain losses on FVOCI securities [member] | Asset backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	646	375
Gross unrealized gains on FVOCI securities	1
Gross unrealized losses on FVOCI securities	(10)	(16)
Financial assets measured at fair value through other comprehensive income	637	359
Unrealized gain losses on FVOCI securities [member] | Corporate debt [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	6,727	7,023
Gross unrealized gains on FVOCI securities	2
Gross unrealized losses on FVOCI securities	(39)	(56)
Financial assets measured at fair value through other comprehensive income	6,690	6,967
Unrealized gain losses on FVOCI securities [member] | Corporate equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	588	525
Gross unrealized gains on FVOCI securities	41	31
Gross unrealized losses on FVOCI securities	(34)	(34)
Financial assets measured at fair value through other comprehensive income	$ 595	$ 522